Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) vote shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 7,918	$ 9,996	$ 3,151
Percentage of ordinary share capital repurchased		7.10%
Accrual to acquire or redeem entity's shares		$ 746	$ 497
Percentage of number of shares held in treasury		4.90%	5.00%	5.20%
Movement in shares held in treasury to ordinary share capital, percent		1.10%	0.50%	0.30%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote		2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends		10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote		1
Ordinary share repurchase (in shares) | shares	156,000	1,262,983	1,900,404	706,701
Payments to acquire or redeem entity's shares	$ 922	$ 7,918
Transaction costs for repurchase of ordinary shares		$ 43